Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).

The accompanying unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company balances and transactions are eliminated upon consolidation. Certain information and footnote disclosures, which are normally included in annual financial statements prepared in accordance with US GAAP, have been omitted pursuant to those rules and regulations. The unaudited interim financial information should be read in conjunction with the audited financial statements and the notes thereto, included in the registration statements for the fiscal years ended December 31, 2024 and 2023.

Basis of presentation

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).

Principles of consolidation

Principles of consolidation

The unaudited condensed consolidated financial statements include the financial statements of the Company and its subsidiary. All inter-company transactions and balances between the Company and its subsidiary have been eliminated upon consolidation. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiary. All inter-company transactions and balances between the Company and its subsidiary have been eliminated upon consolidation. Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power; or has the power to govern the financial and operating policies to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Risks and uncertainties

Risks and uncertainties

The main operations of the Company are in Singapore. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Singapore, as well as by the general state of the economy in Singapore. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in Singapore. The Company believes that it is following existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

Risks and uncertainties

The main operations of the Company are in Singapore. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Singapore, as well as by the general state of the economy in Singapore. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in Singapore. The Company believes that it is following existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

Use of estimates and assumptions

Use of estimates and assumptions

The preparation of unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. On an ongoing basis, management evaluates estimates, including but not limited to, those related to allowance for credit losses, determination of the useful lives of property and equipment, impairment of long-lived assets, right-of-use assets, financing lease liabilities, revenue recognition, allowance for deferred tax assets and contingencies. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable. As a result, management makes judgments regarding the carrying values of the Company’s assets and liabilities that are not readily apparent from other sources. Authoritative pronouncements, historical experience and information, information that is currently available to the Company and assumptions that the Company believes to be reasonable under the circumstances are used as the basis for making estimates and judgements. Actual results may differ from these estimates.

Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods presented. On an ongoing basis, management evaluates estimates, including but not limited to, those related to allowance for credit losses, determination of the useful lives of property and equipment, impairment of long-lived assets, right-of-use assets, financing lease liabilities, revenue recognition, allowance for deferred tax assets and contingencies. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable. As a result, management makes judgments regarding the carrying values of the Company’s assets and liabilities that are not readily apparent from other sources. Authoritative pronouncements, historical experience and information, information that is currently available to the Company and assumptions that the Company believes to be reasonable under the circumstances are used as the basis for making estimates and judgements. Actual results may differ from these estimates.

Foreign currency translation

Foreign currency translation

The accompanying unaudited condensed consolidated financial statements are presented in the Singapore Dollars (“S$”), which is the reporting currency of the Company. The functional currency of the Company in the Cayman Islands is United States Dollars (“$”), its subsidiaries which are incorporated in British Virgin Islands and Singapore are United States Dollars (“$”) and Singapore Dollars (“S$”) respectively, which are their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”.

In the unaudited condensed consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date.

Foreign currency translation

The accompanying consolidated financial statements are presented in the Singapore Dollars (“S$”), which is the reporting currency of the Company. The functional currency of the Company in the Cayman Islands is United States Dollars (“$”), its subsidiaries which are incorporated in British Virgin Islands and Singapore are United States Dollars (“$”) and Singapore Dollars (“S$”) respectively, which are their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”.

In the consolidated financial statements of the Company, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date.

Convenience translation

Convenience translation

Translations of amounts in the unaudited condensed consolidated balance sheet, unaudited condensed consolidated statements of operations and comprehensive income (loss) and unaudited condensed consolidated statements of cash flows from S$ into $ as of and for the six months ended June 30, 2025 are solely for the convenience of the reader and were calculated at the noon buying rate of $1 = S$1.2719, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the S$ amounts could have been, or could be, converted, realized or settled into $ at such rate or at any other rate.

Convenience translation

Translations of amounts in the consolidated balance sheet, consolidated statements of income and comprehensive income and consolidated statements of cash flows from S$ into $ as of and for the year ended December 31, 2024 are solely for the convenience of the reader and were calculated at the noon buying rate of $1 = S$1.3662, as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the S$ amounts could have been, or could be, converted, realized or settled into $ at such rate or at any other rate.

Cash

Cash

Cash consists of demand deposit placed with commercial banks, which is unrestricted as to withdrawal and use and have original maturities of less than three months. Cash balances in bank accounts in Singapore with maximum amount of S$100,000 are insured under the Deposit Protection Scheme introduced by the Singapore government. Management believes that the commercial banks are of high credit quality and continually monitors the credit worthiness of these commercial banks.

Cash

Cash consists of demand deposit placed with commercial banks, which is unrestricted as to withdrawal and use and have original maturities of less than three months. Cash balances in bank accounts in Singapore with maximum amount of S$100,000 are insured under the Deposit Protection Scheme introduced by the Singapore government. The Federal Deposit Insurance Corporation provides coverage of US$250,000 per depositor. Management believes that the commercial banks are of high credit quality and continually monitors the credit worthiness of these commercial banks.

Accounts receivable, net

Accounts receivable, net

The Company adopted ASU 2016-13 Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments on January 1, 2022, which requires consideration of a broader range of information to estimate credit losses over the lifetime of the asset, including current conditions and reasonable and supportable forecasts in addition to historical loss information, to determine expected credit losses and applies to the measurement of impairment on financial assets measured at amortized cost, which includes trade receivable. Therefore, estimates of expected credit losses on trade receivables over their life will be required to be recorded at inception, based on historical information, current conditions, and reasonable and supportable forecasts.

Under ASU 2016-13, the Company has exposure to credit losses for financial assets, which include accounts receivable. The Company considered various factors, including nature, historical collection experience, the age of the accounts receivable balances, credit quality and specific risk characteristics of its customers, current economic conditions, forward-looking information including economic, regulatory, technological, environmental factors (such as industry prospects, GDP, employment, etc.), reversion period, and qualitative and quantitative adjustments to develop an estimate of credit losses. The Company has adopted the loss rate method to calculate the credit loss and considered the reverent factors of the historical and future conditions of the Company to make reasonable estimation of the risk rate.

Financial assets are presented as net of the allowance for credit losses in the unaudited condensed consolidated balance sheets. The measurement of the allowance for credit losses is recognized through current expected credit loss expense. Current expected credit loss expense is included as a component of general and administrative expenses in the unaudited condensed consolidated statements of operations and comprehensive income (loss) Write-offs are recorded in the period in which the asset is deemed to be uncollectible. As of December 31, 2024 and June 30, 2025, the allowance for credit losses of accounts receivable was S$60,994 and S$112,533 ($88,476), respectively.

Accounts receivable, net

The Company adopted ASU 2016-13 Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments on January 1, 2022, which requires consideration of a broader range of information to estimate credit losses over the lifetime of the asset, including current conditions and reasonable and supportable forecasts in addition to historical loss information, to determine expected credit losses and applies to the measurement of impairment on financial assets measured at amortized cost, which includes trade receivable. Therefore, estimates of expected credit losses on trade receivables over their life will be required to be recorded at inception, based on historical information, current conditions, and reasonable and supportable forecasts.

Under ASU 2016-13, the Company has exposure to credit losses for financial assets, which include accounts receivable. The Company considered various factors, including nature, historical collection experience, the age of the accounts receivable balances, credit quality and specific risk characteristics of its customers, current economic conditions, forward-looking information including economic, regulatory, technological, environmental factors (such as industry prospects, GDP, employment, etc.), reversion period, and qualitative and quantitative adjustments to develop an estimate of credit losses. The Company has adopted the loss rate method to calculate the credit loss and considered the reverent factors of the historical and future conditions of the Company to make reasonable estimation of the risk rate.

Financial assets are presented as net of the allowance for credit losses in the consolidated balance sheets. The measurement of the allowance for credit losses is recognized through current expected credit loss expense. Current expected credit loss expense is included as a component of general and administrative expenses in the consolidated statements of income (operations) and comprehensive income (loss). Write-offs are recorded in the period in which the asset is deemed to be uncollectible. For the years ended December 31, 2022, 2023 and 2024, the provision for credit losses of accounts receivable was nil, S$30,916 and S$30,078 ($22,016), respectively.

Other assets

Other assets

Other assets, current and non-current, primarily consist of prepaid expenses, advance to suppliers and deposits for leases and tenders. These amounts bear no interest. Management reviews its prepayments, advances and refundable deposits placed with counterparties on a regular basis to determine if the allowance is adequate and adjusts the allowance when necessary. As of June 30, 2025, no allowance was deemed necessary. Management believes that these counterparties are of high credit quality and continually monitors the credit worthiness of these counterparties.

Other assets

Other assets, current and non-current, primarily consist of prepaid expenses, advance to suppliers and deposits for leases and tenders. These amounts bear no interest. Management reviews its prepayments, advances and refundable deposits placed with counterparties on a regular basis to determine whether their carrying value has become impaired. The Company considers the assets to be impaired if the realizability becomes doubtful. As of December 31, 2023 and 2024, no allowance was deemed necessary.

Loan receivable – third party, net

Loan receivable — third party, net

Loan receivable — third party, net represents a loan offered to a third party with interest. Loan receivable, third party, net are initially recognized at fair value which is the cash disbursed to originate loan, measured subsequently at amortized cost using the effective interest method, net of allowance that reflects the Company’s best estimate of the amounts that will not be collected. As of December 31, 2024 and June 30, 2025, there was nil and S$132,194 ($103,935) credit loss recorded, respectively.

Loan receivable — third party

Loan receivable — third party represents a loan offered to a third party with interest. Loan receivable, third party are initially recognized at fair value which is the cash disbursed to originate loan, measured subsequently at amortized cost using the effective interest method, net of allowance that reflects the Company’s best estimate of the amounts that will not be collected. As of December 31, 2023 and 2024, there was nil and nil credit loss recorded, respectively.

Deferred offering costs

Deferred offering costs

Deferred offering costs consist of legal, underwriting fees and other costs incurred through the balance sheet date that are directly related to the proposed public offering. These costs, together with the underwriting discounts and commissions. will be charged to additional paid-in capital upon completion of the proposed public offering. Should the proposed public offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.

Pursuant to ASC 340-10-S99-1, upon the successful completion of the initial public offering on October 17, 2024, IPO costs directly attributable to an offering of equity securities are deferred and have been charged against the gross proceeds of the offering as a reduction of additional paid-in capital.

Deferred offering costs

Deferred offering costs consist of legal, underwriting fees and other costs incurred through the balance sheet date that are directly related to the proposed public offering. These costs, together with the underwriting discounts and commissions. will be charged to additional paid-in capital upon completion of the proposed public offering. Should the proposed public offering prove to be unsuccessful, these deferred costs, as well as additional expenses to be incurred, will be charged to operations.

Pursuant to ASC 340-10-S99-1, upon the successful completion of the initial public offering on October 17, 2024, IPO costs directly attributable to an offering of equity securities are deferred and have been charged against the gross proceeds of the offering as a reduction of additional paid-in capital.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost, less accumulated depreciation, and impairment loss, if applicable. Depreciation is computed using the straight-line method after consideration of the estimated useful lives. The estimated useful lives are as follows:

Useful life
Office equipment	5 years
Computer equipment	3 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the unaudited condensed consolidated statements of operations and comprehensive income (loss). Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterment, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Property and equipment, net

Property and equipment are stated at cost, less accumulated depreciation, and impairment loss, if applicable. Depreciation is computed using the straight-line method after consideration of the estimated useful lives. The estimated useful lives are as follows:

Useful life
Office equipment	5 years
Computer equipment	3 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statements of income and comprehensive income. Expenditures for maintenance and repairs are charged to earnings as incurred, while additions, renewals and betterment, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

Impairment for long-lived assets

Impairment for long-lived assets

The Company’s long-lived assets with finite lives, including property and equipment, net are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company will reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. For the six months ended June 30, 2025, no impairment of long-lived assets was recognized.

Impairment for long-lived assets

The Company’s long-lived assets with finite lives, including property and equipment, net are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company will reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. For the years ended December 31, 2022, 2023 and 2024, no impairment of long-lived assets was recognized.

Fair value measurement

Fair value measurement

Accounting guidance defines fair value as the exchange price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a three-level fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs that may be used to measure fair value are as follows:

•        Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.

•        Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•        Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company considers the carrying value of its financial assets and liabilities, which consist of cash, accounts receivable, contract assets and contract liabilities, prepayments and other current assets, amounts due from related parties, accounts payable, lease liabilities — current, income tax payable, other payables and accruals approximate the fair value of the respective assets and liabilities as of December 31, 2024 and June 30, 2025 due to their short-term nature.

Fair value measurement

Accounting guidance defines fair value as the exchange price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a three-level fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs that may be used to measure fair value are as follows:

•        Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.

•        Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•        Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Company considers the carrying value of its financial assets and liabilities, which consist of cash, accounts receivable, accounts receivable — related party, and contract assets, other assets — current, accounts payable, lease liabilities — current, other payables, amount due to related parties, loans, borrowings — current and accruals approximate the fair value of the respective assets and liabilities as of December 31, 2023 and 2024 due to their short-term nature.

Contract assets and contract liabilities

Contract assets and contract liabilities

Construction projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on the Company’s unaudited condensed consolidated balance sheets as “contract assets”. Contract retentions, included in contract assets, represent amounts withheld by clients, in accordance with underlying contract terms until certain conditions are met. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined. The majority of these amounts are expected to be billed and collected from clients within twelve months and are classified as current assets.

Contract liabilities on uncompleted construction contracts represent the amounts of cash collected from clients, billings to clients on contracts in advance of work performed and revenue recognized and provisions for losses. The majority of these amounts are expected to be earned within twelve months and are classified as current liabilities.

Contract assets and contract liabilities

Construction projects with performance obligations recognized over time that have revenue recognized to date in excess of cumulative billings are reported on the Company’s consolidated balance sheets as “contract assets”. Contract retentions, included in contract assets, represent amounts withheld by clients, in accordance with underlying contract terms until certain conditions are met. Provisions for estimated losses of contract assets on uncompleted contracts are made in the period in which such losses are determined. Contract assets expected to be billed and collected within twelve months are classified as current assets, while amounts not expected to be realized within the next twelve months, including retentions and final payments, are classified as non-current assets.

Contract liabilities on uncompleted construction contracts represent the amounts of cash collected from clients, billings to clients on contracts in advance of work performed and revenue recognized and provisions for losses. The majority of these amounts are expected to be earned within twelve months and are classified as current liabilities.

Leases

Leases

The Company accounts for leases under ASC 842. The Company determines if an arrangement is a lease at inception. A lease is classified at the inception date as either a finance lease or an operating lease. As the lessee, a lease is a finance lease when the lease meets any of the following criteria at lease commencement:

a)      The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;

b)      The lease grants the lessee an option to purchase the underlying asset that the Company is reasonably certain to exercise;

c)      The lease term is for 75% or more of the remaining economic life of the underlying asset, unless the commencement date falls within the last 25% of the economic life of the underlying asset;

d)      The present value of the sum of the lease payments equals or exceeds 90% of the fair value of the underlying asset; and

e)      The underlying asset is of such as specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

Leases that do not meet any of the above criteria are accounted for as operating leases.

The Company entered into lease agreements as lessee to lease motor vehicles, office equipment and buildings from third parties.

The Company accounts for those motor vehicle and office equipment leases in accordance with ASC 842. The two primary accounting provisions the Company uses to classify transactions as financing leases or operating leases are (i) the lease transfers ownership of the underlying asset to the lessee by the end of the lease term and (ii) the lease term is for 75% or more of the remaining economic life of the underlying asset unless the commencement date falls within the last 25% of the economic life of the underlying asset. The motor vehicle and office equipment leases contain one of the two terms, and the Company believes that the motor vehicle and office equipment leases should be classified as finance leases.

The Company accounts for those building leases in accordance with ASC 842. The Company believes that the building leases agreements do not contain nor meet any of the five primary accounting provisions the Company uses to classify transactions as financing leases. The building leases are classified as operating leases.

Finance lease assets and operating leases are included in right-of-use (“ROU”) assets, and finance lease liabilities are included in current and non-current finance lease liabilities, while operating lease liabilities are included in current and non-current operating lease liabilities, in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Finance and operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term.

When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option. The Company used the rate implicit in the lease, if available, or the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

The Company elected the practical expedients under ASC 842 that does not require the Company to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, the Company elected not to recognize lease assets and liabilities on its consolidated balance sheets.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. For the six months ended June 30, 2024 and 2025, the Company did not recognize impairment loss on its finance and operating lease ROU assets.

Leases

On January 1, 2021, the Company adopted ASU 2016-02 Leases (Topic 842) issued by the FASB, using the modified retrospective transition method. The adoption of Topic 842 resulted in the presentation of financing lease on the consolidated balance sheets.

The Company accounts for leases under ASC 842. The Company determines if an arrangement is a lease at inception. A lease is classified at the inception date as either a finance lease or an operating lease. As the lessee, a lease is a finance lease when the lease meets any of the following criteria at lease commencement:

a)      The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;

b)      The lease grants the lessee an option to purchase the underlying asset that the Company is reasonably certain to exercise;

c)      The lease term is for 75% or more of the remaining economic life of the underlying asset, unless the commencement date falls within the last 25% of the economic life of the underlying asset;

d)      The present value of the sum of the lease payments equals or exceeds 90% of the fair value of the underlying asset; and

e)      The underlying asset is of such as specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term.

Leases that do not meet any of the above criteria are accounted for as operating leases.

The Company entered into lease agreements as lessee to lease motor vehicles, office equipment and buildings from third parties.

The Company accounts for those motor vehicle and office equipment leases in accordance with ASC 842. The two primary accounting provisions the Company uses to classify transactions as financing leases or operating leases are (i) the lease transfers ownership of the underlying asset to the lessee by the end of the lease term and (ii) the lease term is for 75% or more of the remaining economic life of the underlying asset unless the commencement date falls within the last 25% of the economic life of the underlying asset. The motor vehicle and office equipment leases contain one of the two terms, and the Company believes that the motor vehicle and office equipment leases should be classified as finance leases.

The Company accounts for those building leases in accordance with ASC 842. The Company believes that the building leases agreements do not contain nor meet any of the five primary accounting provisions the Company uses to classify transactions as financing leases. The building leases are classified as operating leases.

Finance lease assets and operating leases are included in right-of-use (“ROU”) assets, and finance lease liabilities are included in current and non-current finance lease liabilities, while operating lease liabilities are included in current and non-current operating lease liabilities, in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Finance and operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term.

When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option. The Company used the rate implicit in the lease, if available, or the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments.

The Company elected the practical expedients under ASC 842 that does not require the Company to reassess: (1) whether any expired or existing contracts are, or contain, leases, (2) lease classification for any expired or existing leases and (3) initial direct costs for any expired or existing leases. For lease terms of twelve months or fewer, the Company elected not to recognize lease assets and liabilities on its consolidated balance sheets.

The Company reviews the impairment of its ROU assets consistent with the approach applied for its other long-lived assets. The Company reviews the recoverability of its long-lived assets when events or changes in circumstances occur that indicate that the carrying value of the asset may not be recoverable. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. For the years ended December 31, 2022, 2023 and 2024, the Company did not recognize impairment loss on its finance and operating lease ROU assets.

Revenue recognition

Revenue recognition

The Company adopted Accounting Standards Codification 606, Revenue from Contracts with Customers (“ASC 606”), on January 1, 2021 using the modified retrospective approach. The Company’s accounting for revenue recognition remains substantially unchanged prior to adoption of ASC 606. The effect from the adoption of ASC 606 was not material to the Company’s unaudited condensed consolidated financial statements.

The Company recognizes revenue to depict the transfer of promised goods or services (that is, an asset) to customers in an amount that reflects the consideration to which the Company expects to receive in exchange for those services. The following five steps defined under ASC 606 are applied to achieve the core principle of revenue standard:

(i)     Identify the contract with the customer

(ii)    Identify the performance obligations in the contract

(iii)   Determine the transaction price

(iv)   Allocate the transaction price to the performance obligations in the contract

(v)    Recognize revenue when the company satisfies a performance obligation

The Company generates revenue mainly from construction projects with the following major categories of works: (i) new construction, (ii) reconstruction, (iii) A&A, and (iv) other general contracting services, such as renovation and design consultation. For new construction, the existing house will be demolished, and a new house will be rebuilt. Reconstruction works involve replacement of substantial part of the house. For A&A works, minor modifications are made to existing structures within the existing building requirements while other general contracting services include renovation and design consultation services.

The following table shows the Company’s revenue by revenue categories for the periods indicated.

	For the six months ended June 30,
	2024 (Unaudited)	2025 (Unaudited)	2025 (Unaudited)
	S$	S$	$
New construction	4,734,096	2,466,676	1,939,363
Reconstruction	—	466,166	366,512
A&A	227,222	719,903	566,006
Other general contracting services	—	81,288	63,910
Total revenue	4,961,318	3,734,033	2,935,791

The Company assessed that the four major categories of revenue share the substantially the same characteristics and nature of terms in its contracts with customers and follows the same pattern of transfer of promised services to customers, and thus apply the same revenue recognition policies to all its revenue.

The Company enters into construction contracts with customers that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as services are transferred to the customers. It is standard practice for the Company to have the agreements with the Company’s customers in writing. All the agreements have commercial substance, as each contract with the customer has payment terms specified based upon fulfilment of certain conditions and agreed methods charged on monthly basis. The Company will submit monthly progress claim to its customer, and after the Company receives the interim progress certificate from the customer, the Company will issue a tax invoice to the customer. As the Company’s customers are required to pay at different billing stages over the contract period, such progress payments limit the Company’s exposure to credit risk. The company also reasonably expects that the effects on the financial statements of applying ASC 606 to the portfolio of contracts would not differ materially from applying ASC 606 to the individual contracts within that portfolio.

The Company is responsible for a series of work including but not limited to those stated under the scope of work, which can include the design of the project, obtaining the relevant permits and approvals from authorities, engineering, site clearance, procurement of materials, construction and interior fitting-out/installation as part of the contract. The Company believes these services are not distinct as they are highly interrelated and the contract includes a significant service of integrating the various services into the combined work the customer is contracting for, which is the completed property. The contracts may include retentions paid at the end of the project as a warranty to ensure the Company meets the contract requirements. However, since the customer does not have the option to separately purchase the warranty and there are no additional services to the customer during the retention period, such warranty is not recognized as a separate performance obligation. The Company has concluded that the promises to be delivered on the construction contract would be one single performance obligation, and therefore no allocation of the transaction price is required.

The Company’s contracts with each customer are with fixed price and provide for milestone billings based upon the attainment of specific project objectives to ensure the Company meets the contractual requirements. The contract does not have variable consideration. However, the contract subject to modification in the form of unpriced or pending change orders or claims that either increase or decrease the contract price. Contract modification is accounted for as part of the existing contract as the remaining work is not distinct and form part of a single performance obligation that is partially satisfied at the date of the contract modification. The impact of contract modification has on the contract price and the Company’s measure of progress towards complete satisfaction of the performance obligation is recognized as a cumulative catch-up adjustment to revenue at the date of contract modification.

The Company is not required to assess whether a contract contains a significant financing component if the Company expects, at contract inception, that the period between payment by the customers and the transfer of promised services to the customers will be less than one year. Further, the Company believes that with its monthly progress billings there is no financing component in its contracts. There are no non-cash and payable consideration for any services provided by the Company.

The Company recognizes revenue based on the Company’s actual contract costs incurred to the satisfaction of a performance obligation relative to the total estimated costs for the satisfaction of that performance obligation. This input method faithfully depicts the transfer of value to the customer when the Company is satisfying a performance obligation that includes several interrelated tasks or activities for a combined output that requires the Company to coordinate the work of subcontracts and employees. Contract costs typically include direct labor, subcontract, professional costs, material and indirect costs related to contract performance. Changes in estimated costs to complete these obligations result in adjustments to revenue on a cumulative catch-up basis, which causes the effect of revised estimates to be recognized in the current period. There was addition costs incurred to maintain relationship with certain customers who require additional work for renovation. The Company expects this type of additional costs and change of estimates to be rare exceptions. The change of estimates reduced the revenue by nil and S$197,486 for the six months ended June 30, 2024 and 2025, respectively.

When the current estimates of the total amount of consideration expected to be received in exchange for transferring promised goods or services to the customer, and contract costs indicate a loss, a provision for the entire loss on the contract is made as soon as the loss become evident. An adjustment is also made to reflect the effects of the customer’s credit risk. The loss on a contract is reported as an additional contract cost (an operating expenses), and not as a reduction of revenue or a non-operating expense. The total loss on contracts is negligible for the years ended December 31, 2024 and for the six months ended June 30, 2024 and 2025.

The Company recognizes revenue over time for all projects throughout the contract period.

Revenue recognition

The Company adopted Accounting Standards Codification 606, Revenue from Contracts with Customers (“ASC 606”), on January 1, 2021 using the modified retrospective approach. The Company’s accounting for revenue recognition remains substantially unchanged prior to adoption of ASC 606. The effect from the adoption of ASC 606 was not material to the Company’s consolidated financial statements.

The Company recognizes revenue to depict the transfer of promised goods or services (that is, an asset) to customers in an amount that reflects the consideration to which the Company expects to receive in exchange for those services. The following five steps defined under ASC 606 are applied to achieve the core principle of revenue standard:

(i)     Identify the contract with the customer

(ii)    Identify the performance obligations in the contract

(iii)   Determine the transaction price

(iv)   Allocate the transaction price to the performance obligations in the contract

(v)    Recognize revenue when the company satisfies a performance obligation

The Company generates revenue mainly from construction projects with the following major categories of works: (i) new construction, (ii) reconstruction, (iii) A&A, and (iv) other general contracting services, such as renovation and design consultation. For new construction, the existing house will be demolished, and a new house will be rebuilt. Reconstruction works involve replacement of substantial part of the house. For A&A works, minor modifications are made to existing structures within the existing building requirements while other general contracting services include renovation and design consultation services.

The following table shows the Company’s revenue by revenue categories for the periods indicated.

	For the Years Ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	$
New construction	3,917,911	7,675,725	7,600,302	5,563,096
Reconstruction	1,942,247	1,599,688	180,203	131,901
A&A	824,089	3,628,036	999,031	731,248
Other general contracting services	531,705	449,564	32,110	23,503
Total revenue	7,215,952	13,353,013	8,811,646	6,449,748

The Company assessed that the four major categories of revenue share the substantially the same characteristics and nature of terms in its contracts with customers and follows the same pattern of transfer of promised services to customers, and thus apply the same revenue recognition policies to all its revenue.

The Company enters into construction contracts with customers that create enforceable rights and obligations and for which it is probable that the Company will collect the consideration to which it will be entitled as services are transferred to the customers. It is standard practice for the Company to have the agreements with the Company’s customers in writing. All the agreements have commercial substance, as each contract with the customer has payment terms specified based upon fulfilment of certain conditions and agreed methods charged on monthly basis. The Company will submit monthly progress claim to its customer, and after the Company receives the interim progress certificate from the customer, the Company will issue a tax invoice to the customer. As the Company’s customers are required to pay at different billing stages over the contract period, such progress payments limit the Company’s exposure to credit risk. The company also reasonably expects that the effects on the financial statements of applying ASC 606 to the portfolio of contracts would not differ materially from applying ASC 606 to the individual contracts within that portfolio.

The Company is responsible for a series of work including but not limited to those stated under the scope of work, which can include the design of the project, obtaining the relevant permits and approvals from authorities, engineering, site clearance, procurement of materials, construction and interior fitting-out/installation as part of the contract. This comprehensive scope includes any required rework to meet owner specifications, which may result in additional costs beyond initial budget. The Company believes these services are not distinct as they are highly interrelated and the contract includes a significant service of integrating the various services into the combined work the customer is contracting for, which is the completed property. The contracts may include retentions paid at the end of the project as a warranty to ensure the Company meets the contract requirements. However, since the customer does not have the option to separately purchase the warranty and there are no additional services to the customer during the retention period, such warranty is not recognized as a separate performance obligation. The Company has concluded that the promises to be delivered on the construction contract would be one single performance obligation, and therefore no allocation of the transaction price is required.

The Company’s contracts with each customer are with fixed price and provide for milestone billings based upon the attainment of specific project objectives to ensure the Company meets the contractual requirements. The contract does not have variable consideration. However, the contract subject to modification in the form of unpriced or pending change orders or claims that either increase or decrease the contract price. Contract modification is accounted for as part of the existing contract as the remaining work is not distinct and form part of a single performance obligation that is partially satisfied at the date of the contract modification. The impact of contract modification has on the contract price and the Company’s measure of progress towards complete satisfaction of the performance obligation is recognized as a cumulative catch-up adjustment to revenue at the date of contract modification.

The Company is not required to assess whether a contract contains a significant financing component if the Company expects, at contract inception, that the period between payment by the customers and the transfer of promised services to the customers will be less than one year. Further, the Company believes that with its monthly progress billings there is no financing component in its contracts. There are no non-cash and payable consideration for any services provided by the Company.

The Company recognizes revenue based on the Company’s actual contract costs incurred to the satisfaction of a performance obligation relative to the total estimated costs for the satisfaction of that performance obligation. This input method faithfully depicts the transfer of value to the customer when the Company is satisfying a performance obligation that includes several interrelated tasks or activities for a combined output that requires the Company to coordinate the work of subcontracts and employees. Contract costs typically include direct labor, subcontract, professional costs, material and indirect costs related to contract performance. Changes in estimated costs to complete these obligations result in adjustments to revenue on a cumulative catch-up basis, which causes the effect of revised estimates to be recognized in the current period. There was addition costs incurred to maintain relationship with certain customers who require additional work for renovation. The Company expects this type of additional costs and change of estimates to be rare exceptions. The change of estimates reduced the revenue by S$ 1,613,632 for the year ended December 31, 2024.

When the current estimates of the total amount of consideration expected to be received in exchange for transferring promised goods or services to the customer, and contract costs indicate a loss, a provision for the entire loss on the contract is made as soon as the loss become evident. An adjustment is also made to reflect the effects of the customer’s credit risk. The loss on a contract is reported as an additional contract cost (an operating expenses), and not as a reduction of revenue or a non-operating expense. The total loss on contracts is negligible for the years ended December 31, 2022, 2023 and 2024.

The Company recognizes revenue over time for all projects throughout the contract period.

Warranty

Warranty

The Company generally provides limited warranties for work performed under its contracts. At the time a sale is recognized, the Company records estimated future warranty costs under ASC 460. At completion, costs for warranties are estimated and these warranties are not service warranties separately sold by the Company. The estimated claim rates of warranty are based on actual warranty experience or Company’s best estimate. There were no such reserves for the six months ended June 30, 2024 and 2025 because the Company’s historical warranty expenses were immaterial to the Company’s unaudited condensed consolidated financial statements.

Warranty

The Company generally provides limited warranties for work performed under its contracts. At the time a sale or service provided is recognized, the Company records estimated future warranty costs under ASC 460. At completion, costs for warranties are estimated and these warranties are not service warranties separately sold by the Company. The estimated claim rates of warranty are based on actual warranty experience or Company’s best estimate. There were no such reserves for the years ended December 31, 2022, 2023 and 2024 because the Company’s historical warranty expenses were immaterial to the Company’s consolidated financial statements.

Cost of revenue

Cost of revenue

Cost of revenue for construction contracts primarily consisted of material costs, subcontracting costs, direct labor costs, rental of equipment and other expenses incurred in contract performance. These costs are expenses as incurred.

Cost of revenue

Cost of revenue for construction contracts primarily consisted of material costs, subcontracting costs, direct labor costs, rental of equipment and other expenses incurred in contract performance. These costs are expenses as incurred.

Borrowing costs	Borrowing costs All borrowing costs are recognized in interest expenses in the consolidated statement of operations and comprehensive income (loss) in the period in which they are incurred.	Borrowing costs All borrowing costs are recognized in interest expenses in the consolidated statement of income (operations) and comprehensive income (loss) in the period in which they are incurred.
General and administrative expenses

General and administrative expenses

General and administrative expenses consist primarily of motor vehicle running expenses, travelling and entertainment and general administrative expenses such as of staff costs, rental expenses, depreciation, legal and professional fees and other miscellaneous administrative expenses.

General and administrative expenses

General and administrative expenses consist primarily of motor vehicle running expenses, travelling and entertainment and general administrative expenses such as of staff costs, rental expenses, depreciation, legal and professional fees and other miscellaneous administrative expenses.

Employee benefit

Employee benefit

Defined contribution plan

The Company participates in the national pension schemes as defined by the laws of Singapore’s jurisdictions in which it has operations. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related service is performed.

Employee benefit

Defined contribution plan

The Company participates in the national pension schemes as defined by the laws of Singapore’s jurisdictions in which it has operations. Contributions to defined contribution pension schemes are recognized as an expense in the period in which the related service is performed.

Government grants

Government grants

Government grants are compensation for expenses already incurred or for the purpose of giving immediate financial support to the Company. The government evaluates the Company’s eligibility for the grants on a consistent basis, and then makes the payment. Therefore, there are no restrictions on the grants.

Government grants are recognized when received and all the conditions for their receipt have been met and are recorded as part of “other income”. The total grants received from the Singapore Government were S$7,133 and S$3,596 ($2,827) for the year ended December 31, 2024, and for the six months ended June 30, 2025, respectively.

Government grants

Government grants are compensation for expenses already incurred or for the purpose of giving immediate financial support to the Company. The government evaluates the Company’s eligibility for the grants on a consistent basis, and then makes the payment. Therefore, there are no restrictions on the grants.

Government grants are recognized when received and all the conditions for their receipt have been met and are recorded as part of “other income”. The total grants received from the Singapore Government were S$16,188, S$4,296 and S$7,133 ($5,221) for the years ended December 31, 2022, 2023 and 2024, respectively.

Income taxes

Income taxes

The Company accounts for income taxes under ASC 740. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the unaudited condensed consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No penalties and interest incurred related to underpayment of income tax for the six months ended June 30, 2024 and 2025. The Company had no uncertain tax positions as of December 31, 2024 and June 30, 2025. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

As of June 30, 2025, the tax years ended December 31, 2021 through 2024 for the Company’s Singapore subsidiary remain open for statutory examination by Singapore tax authorities.

Income taxes

The Company accounts for income taxes under ASC 740. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

Deferred taxes are accounted for using the asset and liability method in respect of temporary differences arising from differences between the carrying amount of assets and liabilities in the consolidated financial statements and the corresponding tax basis used in the computation of assessable tax profit. In principle, deferred tax liabilities are recognized for all taxable temporary differences. Deferred tax assets are recognized to the extent that it is probable that taxable profit will be available against which deductible temporary differences can be utilized. Deferred tax is calculated using tax rates that are expected to apply to the period when the asset is realized or the liability is settled. Deferred tax is charged or credited in the income statement, except when it is related to items credited or charged directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. No penalties and interest incurred related to underpayment of income tax for the year ended December 31, 2022, 2023 and 2024. The Company had no uncertain tax positions as of December 31, 2023 and 2024. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

As of December 31, 2024, the tax years ended December 31, 2021 through 2024 for the Company’s Singapore subsidiary remain open for statutory examination by Singapore tax authorities.

Related parties’ transactions

Related parties’ transactions

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Related parties’ transactions

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, shareholder, or a related corporation.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes its liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter. As of December 31, 2024 and June 30, 2025, the Company’s accrued provision for its ongoing litigation matters was S$275,000 and S$260,000 ($204,419) respectively in its unaudited condensed consolidated financial statements. For more information see “Note 17 — Commitments and Contingencies”.

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes its liability for such contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter. As of December 31, 2023 and 2024, the Company’s accrued provision for its ongoing litigation matters was S$385,000 and S$275,000 ($201,288) respectively in its consolidated financial statements. For more information see “Note 17 — Commitments and Contingencies”.

Earnings (Loss) per share

Earnings (Loss) per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average number of ordinary shares outstanding for the period. Diluted EPS presents the diluted effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. As of December 31, 2024 and June 30, 2025, there were no dilutive shares.

Earnings (loss) per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average number of ordinary shares outstanding for the period. Diluted EPS presents the diluted effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. As of December 31, 2023 and 2024, there were no dilutive shares.

Segment reporting

Segment reporting

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)” (“ASU 2023-07”). The amendments in ASU 2023-07 improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision useful financial analyses. Topic 280 requires a public entity to report a measure of segment profit or loss that the chief operating decision maker (“CODM”) uses to assess segment performance and make decisions about allocating resources. Topic 280 also requires other specified segment items and amounts, such as depreciation, amortization, and depletion expense, to be disclosed under certain circumstances. The amendments in ASU 2023-07 do not change or remove those disclosure requirements. The amendments in ASU 2023-07 also do not change how a public entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. The amendments in ASU 2023-07 are effective for years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, adopted retrospectively. The Company adopted this ASU retrospectively on December 31, 2024. Refer to Note 16, Segment Reporting for the inclusion of the new required disclosures.

In accordance with ASC 280, Segment Reporting, an operating segment is identified as a component of an enterprise that engages in business activities about which separate discrete financial information and operating results is the Company’s CODM has been identified as the Chief Executive Officer. The Company operates and manages its business as a single segment — in the development of construction projects. The Company’s CODM assesses performance for the segment and decides how to allocate resources by regularly reviewing the segment net income (loss) that also is reported as unaudited condensed consolidated net loss on the statement of operations and comprehensive income (loss), after taking into account the Company’s strategic priorities, its cash balance, and its expected use of cash. Further, the CODM reviews and utilizes revenue (i.e., commercial customers and residential customers), cost of revenue (i.e., subcontracting costs, material costs, labor costs, equipment rental and site costs, and other direct costs, and operating expenses (i.e., staff expenses, depreciation and amortization, lease expenses, lease expenses, transport and entertainment, professional fees, and other miscellaneous expenses) at the consolidated level to manage the Company’s operations. Other segment items included in interest expenses, net, other income, and income tax (expenses) benefit, which are reflected in the segment and unaudited condensed consolidated net loss. The measure of segment assets is reported on the unaudited condensed consolidated balance sheet as total consolidated assets.

Segment reporting

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280)” (“ASU 2023-07”). The amendments in ASU 2023-07 improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis for all public entities to enable investors to develop more decision useful financial analyses. Topic 280 requires a public entity to report a measure of segment profit or loss that the chief operating decision maker (“CODM”) uses to assess segment performance and make decisions about allocating resources. Topic 280 also requires other specified segment items and amounts, such as depreciation, amortization, and depletion expense, to be disclosed under certain circumstances. The amendments in ASU 2023-07 do not change or remove those disclosure requirements. The amendments in ASU 2023-07 also do not change how a public entity identifies its operating segments, aggregates those operating segments, or applies the quantitative thresholds to determine its reportable segments. The amendments in ASU 2023-07 are effective for years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024, adopted retrospectively. The Company adopted this ASU retrospectively on December 31, 2024. Refer to Note 17, Segment Reporting for the inclusion of the new required disclosures.

In accordance with ASC 280, Segment Reporting, an operating segment is identified as a component of an enterprise that engages in business activities about which separate discrete financial information and operating results is the Company’s CODM has been identified as the Chief Executive Officer. The Company operates and manages its business as a single segment — in the development of construction projects. The Company’s CODM assesses performance for the segment and decides how to allocate resources by regularly reviewing the segment net income (loss) that also is reported as consolidated net loss on the statement of operations and comprehensive loss, after taking into account the Company’s strategic priorities, its cash balance, and its expected use of cash. Further, the CODM reviews and utilizes revenue (i.e., commercial customers and residential customers), cost of revenue(i.e., subcontracting costs, material costs, labor costs, equipment rental and site costs, and other direct costs, and operating expenses (i.e., staff expenses, depreciation and amortization, lease expenses, lease expenses, transport and entertainment, professional fees, and other miscellaneous expenses) at the consolidated level to manage the Company’s operations. Other segment items included in interest expenses, net, other income, and income tax (expenses) benefit, which are reflected in the segment and consolidated net loss. The measure of segment assets is reported on the consolidated balance sheet as total consolidated assets.

Significant Risks

Significant Risks

Currency risk

The Company’s operating activities are transacted in S$. Foreign exchange risk may arise from future commercial transactions, and from fluctuations and the degree of volatility of foreign exchange rates between $ and S$.

Concentration and Credit Risk

Financial instruments that potentially subject the Company to the concentration of credit risks consist of cash, accounts receivable, and amounts due from a related party. The maximum exposures of such assets to credit risks are their carrying amounts as of the balance sheet dates. The Company deposits its cash with financial institutions located in

Singapore and United States of America. As of December 31, 2024 and June 30, 2025, S$3,373,424 and S$2,933,523 ($2,306,410) (unaudited) were deposited with financial institutions located in Singapore and United States of America, respectively. The Deposit Protection Scheme introduced by the Singapore Government insured each depositor at one bank for a maximum amount of S$100,000. The Federal Deposit Insurance Corporation provides coverage of US$250,000 per depositor. The Company believes that no significant credit risk exists as these financial institutions have high credit quality and the Company has not incurred any losses related to such deposits.

For the credit risk related to accounts receivable, the Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company determines its allowance for credit losses for account receivable using an aging schedule. The Company estimates the credit loss rates based on historical loss information, aging of receivables and management’s judgements, including current, reasonable and supportable.

forecasted economic conditions compared to the economic conditions using the historical information. The management believes that its contract acceptance, billing and collection policies are adequate in minimizing material credit risk. Application of progress payment of contract works is made on a regular basis. The Company seeks to maintain strict control over its outstanding receivables.

Credit risk on amounts due from a related party is not significant as the timing of payment is controlled by common director and shareholders taking into account cash flow requirements of the Company and there has been no significant increase in the risk of default nor impairment recognized on the amounts due from a related party since initial recognition.

For the six months ended June 30, 2024, four customers accounted for approximately 28%, 24%, 18% and 13% of the Company’s total revenue. For the six months ended June 30, 2025, five customers accounted for approximately 25%, 22%, 19%, 12% and 11% of the Company’s total revenue.

As of December 31, 2024, three customers accounted for approximately 28%, 32% and 40% of the total accounts receivable. As of June 30, 2025, four customers accounted for approximately 42%, 21%, 20% and 10% of the total accounts receivable.

For the six months ended June 30, 2024 and 2025, the Company did not have significant suppliers or subcontractors accounting for more than 10% of total purchases.

The table below sets out the suppliers or subcontractors who accounted for 10% or more of the Company’s total accounts payable as of December 31, 2024 and June 30, 2025.

Name of Supplier/Subcontractor	Products/services supplied	Percentage of accounts payable (%)
		As of December 31, 2024	As of June 30, 2025 (Unaudited)
Supplier A	Materials	—	29
Subcontractor B	Subcontract service	22	—
Subcontractor C	Subcontract service	12	—
Subcontractor D	Subcontract service	12	—

Interest rate risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate on cash deposit and floating rate borrowings, and risks due to changes in interest rates is not material. The Company has not used any derivative financial instruments to manage interest rate exposure.

Significant Risks

Currency risk

The Company’s operating activities are transacted in S$. Foreign exchange risk may arise from future commercial transactions, and from fluctuations and the degree of volatility of foreign exchange rates between $ and S$.

Concentration and Credit Risk

Financial instruments that potentially subject the Company to the concentration of credit risks consist of cash, accounts receivable, and accounts receivable — a related party. The maximum exposures of such assets to credit risks are their carrying amounts as of the balance sheet dates. The Company deposits its cash with financial institutions located in Singapore and United States of America. As of December 31, 2023 and 2024, S$698,106 and S$3,373,424 ($2,469,202) were deposited with financial institutions located in Singapore and United States of America, respectively. The Deposit Protection Scheme introduced by the Singapore Government insured each depositor at one bank for a maximum amount of S$100,000. The Federal Deposit Insurance Corporation provides coverage of US$250,000 per depositor. The Company believes that no significant credit risk exists as these financial institutions have high credit quality and the Company has not incurred any losses related to such deposits.

For the credit risk related to accounts receivable, the Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company determines its allowance for credit losses for account receivable using an aging schedule. The Company estimates the credit loss rates based on historical loss information, aging of receivables and management’s judgements, including current, reasonable and supportable.

Forecasted economic conditions compared to the economic conditions using the historical information. The management believes that its contract acceptance, billing and collection policies are adequate in minimizing material credit risk. Application of progress payment of contract works is made on a regular basis. The Company seeks to maintain strict control over its outstanding receivables.

Credit risk on accounts receivable — a related party is not significant as the timing of payment is controlled by common director and shareholders taking into account cash flow requirements of the Company and there has been no significant increase in the risk of default nor impairment recognized on the accounts receivable — a related party since initial recognition.

For the year ended December 31, 2022, two customers accounted for approximately 19% and 19% of the Company’s total revenue. For the year ended December 31, 2023, four customers accounted for approximately 17%, 17%, 15% and 12% of the Company’s total revenue. For the year ended December 31, 2024, three customers accounted for approximately 20%, 19%, and 18% of the Company’s total revenue.

As of December 31, 2023, three customers accounted for approximately 12%, 23% and 65% of the total accounts receivable. As of December 31, 2024, three customers accounted for approximately 28%, 32% and 40% of the total accounts receivable.

For the years ended December 31, 2021, 2022 and 2023, our company did not have significant suppliers or subcontractors accounting for more than 10% of total purchases.

The table below sets out the suppliers or subcontractors who accounted for 10% or more of the Company’s total accounts payable as of December 31, 2023 and 2024.

Name of Supplier/Subcontractor	Products/services supplied	Percentage of accounts payable (%)
		As of December 31, 2023	As of December 31, 2024
Subcontractor A	Subcontract service	1	22
Subcontractor B	Subcontract service	—	12
Subcontractor C	Subcontract service	—	12
Subcontractor D	Subcontract service	18	3
Subcontractor E	Subcontract service	11	—

Interest rate risk

Fluctuations in market interest rates may negatively affect the Company’s financial condition and results of operations. The Company is exposed to floating interest rate on cash deposit and floating rate borrowings, and risks due to changes in interest rates is not material. The Company has not used any derivative financial instruments to manage interest rate exposure.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). The intent of ASU 2023-09 is to improve the disclosures around a company’s rate reconciliation information and certain types of income taxes companies are required to pay. Specifically, these new disclosure requirements will provide more transparency regarding income taxes companies pay in the United States and other countries, along with more disclosure around a company’s rate reconciliation, among other new disclosure requirements, such that users of financial statements can get better information about how the operations, related tax risks, tax planning and operational opportunities of companies affect their effective tax rates and future cash flow prospects. ASU 2023-09 is effective for annual fiscal years beginning after December 15, 2024, with early adoption permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments under ASU 2023-09 should be applied on a prospective basis, although retrospective application is permitted. The Company is currently evaluating the potential impact of ASU 2023-09 on its consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Both early adoption and retrospective application are permitted. The Company is currently evaluating the impact that the adoption of these standards will have on its Consolidated Financial Statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s unaudited condensed consolidated balance sheets, unaudited condensed consolidated statements of operations and comprehensive income (loss) and unaudited condensed consolidated statements of cash flows.

Recently issued accounting pronouncements

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). The intent of ASU 2023-09 is to improve the disclosures around a company’s rate reconciliation information and certain types of income taxes companies are required to pay. Specifically, these new disclosure requirements will provide more transparency regarding income taxes companies pay in the United States and other countries, along with more disclosure around a company’s rate reconciliation, among other new disclosure requirements, such that users of financial statements can get better information about how the operations, related tax risks, tax planning and operational opportunities of companies affect their effective tax rates and future cash flow prospects. ASU 2023-09 is effective for annual fiscal years beginning after December 15, 2024, with early adoption permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments under ASU 2023-09 should be applied on a prospective basis, although retrospective application is permitted. The Company is currently evaluating the potential impact of ASU 2023-09 on its consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Both early adoption and retrospective application are permitted. The Company is currently evaluating the impact that the adoption of these standards will have on its consolidated financial statements.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and comprehensive loss and statements of cash flows.

Except as mentioned above, the Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of income (operations) and comprehensive income (loss) and statements of cash flows.